NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Reconciliation of the Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Net loss for the period	€ (228)	€ (53,797)	€ (73,300)
Effective tax (loss) / income	(521)	(2)	(3)
Profit / Loss before tax	293	(53,795)	(73,297)
Theoretical tax expense or income	(73)	14,256	20,522
Current year loss not capitalized	(585)	(15,766)	(20,803)
Research tax credits	371	972	960
Tax rate differences	(58)	0	0
Share based compensation expense	(112)	(351)	(330)
Other differences	€ (64)	€ 887	€ (354)